Related Party Disclosures - Summary of Transactions with Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stevanato Holding S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Other income	€ 266
Costs	7
Other Assets	9,216	€ 4,020
Other Liabilities	22,785
Winckler & Co. Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs		191	€ 313
Società Agricola Stella S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Other income	1
Costs	165	110	90
Trade payables	113	102
SFEM Italia S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	21	20	19
Trade payables	2
E & FKH Ejendomme ApS
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	222	435	419
Piovesan Barbara
Disclosure Of Transactions Between Related Parties [Line Items]
Costs			30
Studio Legale Spinazzi Azzarita Troi
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	198	311	384
Trade payables	29	168
Fondazione Stevanato
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	180	240	305
C.T.S. Studio AS
Disclosure Of Transactions Between Related Parties [Line Items]
Costs		21	23
Trade payables		1
SIT Manufacturing
Disclosure Of Transactions Between Related Parties [Line Items]
Other Assets		2,034
Incog Biopharma Services Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue	5,557	545	€ 509
Trade receivables	208	636
Contract Assets	3,628
Other Liabilities	€ 3	€ 1,210